GMO U.S. Equity Fund Expense Example - GMO U.S. Equity Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	728
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	667
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	286
Expense Example, with Redemption, 10 Years	655
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	270
Expense Example, with Redemption, 10 Years	619
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	728
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	$ 873